INTERNATIONAL FINANCING PROGRAMS	12 Months Ended
Dec. 31, 2020
INTERNATIONAL FINANCING PROGRAMS
INTERNATIONAL FINANCING PROGRAMS

28.    INTERNATIONAL FINANCING PROGRAMS

In December 2017, Banco Interamericano de Desarrollo (BID) granted Banco Supervielle S,A, a loan (tranche A) for USD 40,000,000, USD 35,000,000 of which are settled over a three-year term and the remaining USD 5,000,000 over a five-year term, In June 2018, the Bank was granted a loan (tranche B) for USD 93,500,000, USD 40,000,000 are settled over a year term and the remaining USD 53,500,000 are settled over ywo years and a half,

In turn, in September 2019, the Entity was granted a senior non-guaranteed syndicated loan for USD 80,000,000  (eighty million US Dollars) at a three-year term and a Libor interest rate +3,40% by the FMO, the Dutch development bank, as organizer, and Proparco, a subsidiary of the French Development Agency, Such funds were immediately allocated among Small and Medium Size Companies Clients of our portfolio who run their businesses in regional exporting economies in different sectors,

It is worth to be mentioned that such agreement is subject to the compliance of certain financial covenants, certain “do and do not do” conditions as well as certain reporting requirements,

As of December 31, 2019, the Entity did not meet the non-performing loan ration nor the coverage, Therefore, on January 29, 2020, the Entity started the process to receive a waiver with BID, which was made effective on February 18, 2020, As a result of such waiver, BID waives its right to accelerate such debt resulting from the breach in non-performing loan ratios and coverage ratios over a period that started on October 1, 2019 and finished in December 31, 2019, Likewise, on April 16, 2020 new exemptions were requested thus extending the agreed terms until April 30, 2020,

On August 11, 2020, a new amendment was agreed that extends the agreed deadlines from May 1, 2020 to December 31, 2020,

As of December 31 and as of the date of issuance of these financial statements, the Bank was in compliance with the financial covenants of both loans.